Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings
Summary of borrowings

	As of December 31,
	2022	2023
	RMB	RMB
Short-term borrowings:
Bank loans(i)	141,000	70,000
Loan from a third party	1,828	—
Total	142,828	70,000
Current portion of long-term borrowings:
Bank loans	29,130	—
Total	29,130	—
Long-term borrowings, non-current portion:
Loan from a third party	2,000	2,000
Total	2,000	2,000
(i)As of December 31, 2023, the Group had several credit facilities with third party banks under which the Group can borrow up to RMB480,000 during the term of the facilities mature from August 2024 to December 2024. The drawdown of the credit facilities is subject to the terms and conditions of each agreement. As of December 31, 2023, the unutilized credit facilities amounted to RMB410,000.